Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments, tax receivables and others:
Prepayments and other receivables	$ 15,236	$ 9,884
Value Added Tax ("VAT")	4,010	5,562
Turnover tax	765	789
Income tax		11,995
Minimum presumed income tax	1,034	1,034
Prepayments And Other Taxes Receivable NonCurrent	20,011	29,264
Loans to employees	199	546
Receivables from joint operations	2,286	24
Accounts receivable from third parties	2,025	1,974
Gas IV Plan (Note 2.5.3.2)	1,729
Advances to directors and loans to employees	491	499
LPG price stability program	293	322
RI program (Note 2.5.3.1)		4,012
Others	382	18
Current financial assets	7,206	6,849
Non-current financial assets	199	546
Total non-current other receivables	20,210	29,810
Oil and gas accounts receivable (net of allowance of expected credit loss)	25,224	23,260
Trade receivables	25,224	23,260
Value Added Tax ("VAT")	9,131	17,022
Prepaid expenses	3,633	3,228
Income tax	860	254
Turnover tax	42	406
Prepayments And Other Taxes Receivable Current	13,666	20,910
Financial assets:
Other receivables	20,872	27,759
Total current trade and other receivables	$ 46,096	$ 51,019